SCHEDULE OF EXTINGUISHMENT OF DEBT (Details) - USD ($)	Mar. 26, 2021	Jun. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Debt conversion, shares	34,853
Stated value of debt and interest	$ 3,485,313
Calculated fair value of preferred shares	85,555,204
Fair value of derivative liability removed	178,464,388	$ 638,936	$ 632,144
Gain on settlement	$ 96,394,494